1
The Gabelli Global Financial Services Fund
Schedule of Investments — June 30, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 90.5%
Automobiles  — 8.0%
82,199 Daimler Truck Holding AG .......................... $ 3,963,448
43,200 Mercedes-Benz Group AG .......................... 2,167,905
31,425 Toyota Motor Corp., ADR ........................... 5,292,599
11,423,952
Banks  — 28.6%
82,500 Banco Bilbao Vizcaya Argentaria SA ........... 2,061,565
75,250 Commerzbank AG ...................................... 3,201,060
1,972,300 Dah Sing Banking Group Ltd. ..................... 2,909,594
606,800 Dah Sing Financial Holdings Ltd. ............... 2,918,390
2,491 First Citizens BancShares Inc., Cl. A ........... 5,183,248
36,500 ING Groep NV ............................................ 1,153,975
44,900 Japan Post Bank Co. Ltd. ........................... 845,836
155,981 OceanFirst Financial Corp. .......................... 3,046,309
30,076 Shinhan Financial Group Co. Ltd., ADR ...... 1,902,307
43,355 Southern First Bancshares Inc.† ................ 2,648,990
12,600 Texas Capital Bancshares Inc. .................... 1,301,076
2,776,360 The Bank of East Asia Ltd. ......................... 4,435,606
111,505 TrustCo Bank Corp. NY .............................. 6,122,739
40,670 Webster Financial Corp. ............................. 3,108,001
40,838,696
Consumer Finance  — 7.4%
114,980 Ally Financial Inc. ....................................... 5,283,331
26,760 Capital One Financial Corp. ........................ 5,368,591
10,651,922
Diversified Banks  — 11.1%
147,500 Barclays plc ................................................ 991,170
15,050 Citigroup Inc. ............................................. 2,106,398
151,670 Credit Agricole SA ...................................... 3,049,181
84,000 Guoco Group Ltd. ...................................... 715,990
18,523 Hana Financial Group Inc. .......................... 1,370,126
169,785 NatWest Group plc ..................................... 1,502,159
14,110 Societe Generale SA ................................... 1,247,366
111,200 Standard Chartered plc .............................. 3,010,500
20,700 UniCredit SpA ............................................ 1,850,991
15,843,881
Energy and Utilities  — 3.4%
313,767 Vitesse Energy Inc. .................................... 4,948,106
Homebuilders  — 6.2%
8,080 Cavco Industries Inc.† ............................... 4,964,190
147,096 Legacy Housing Corp.† .............................. 3,864,212
8,828,402
Institutional Banking  — 1.4%
29,950 Moelis & Co., Cl. A ..................................... 1,959,329
Institutional Brokerage  — 2.5%
149,600 Daiwa Securities Group Inc. ....................... 1,467,983
139,600 Ichiyoshi Securities Co. Ltd. ...................... 1,206,298
Shares
Market
Value
17,310 Jefferies Financial Group Inc. ..................... $ 865,154
3,539,435
Institutional Trust, Fiduciary, and Custody  — 4.0%
14,180 State Street Corp. ....................................... 2,404,928
23,300 The Bank of New York Mellon Corp. ........... 3,369,413
5,774,341
Insurance  — 15.1%
472,388 Aegon Ltd. ................................................. 4,014,664
426,700 E-L Financial Corp. Ltd. .............................. 5,099,640
77,806 First American Financial Corp. ................... 5,336,714
23,155 NN Group NV ............................................. 2,028,186
123,368 Old Republic International Corp. ................ 5,048,219
21,527,423
Investment Management  — 1.6%
80,313 The Westaim Corp.† ................................... 1,302,450
54,363 Westwood Holdings Group Inc. ................. 1,041,595
2,344,045
Reinsurance  — 1.2%
15,550 Axis Capital Holdings Ltd. .......................... 1,670,692
TOTAL COMMON STOCKS .................. 129,350,224
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 9.5%
$ 13,645,000 U.S. Treasury Bills,
3.606% to 3.916%††,
07/16/26 to 12/24/26 ............................. 13,551,595
TOTAL INVESTMENTS — 100.0%
(Cost $101,862,942) .............................. $ 142,901,819
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt